Financial Instruments with Off-Balance Sheet Risk and Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedules of Title Insurance Premiums as a Percentage of Total Title Insurance Premiums Written
We generate a significant amount of title insurance premiums in California, Texas, Florida and New York. Title insurance premiums as a percentage of the total title insurance premiums written from those four states are detailed as follows:

	2017	2016	2015
California	14.5%	14.6%	15.1%
Texas	14.2%	14.2%	14.4%
Florida	8.0%	7.7%	8.1%
New York	6.3%	7.1%	8.1%